Operating Segments Information - Summary of Segment Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of operating segments [line items]
Operating revenue	$ 12,123,242	$ 371,092,421	$ 290,441,208	$ 274,884,107
Interest income	15,231	466,211	306,871	230,067
Interest expense	(115,514)	(3,535,886)	(1,774,886)	(2,217,537)
Depreciation and amortization	(1,394,607)	(42,688,903)	(29,205,184)	(29,470,437)
Share of the profit or loss of associates and joint ventures	(15,689)	(480,244)	525,782	1,503,910
Impairment loss	(21,368)	(654,081)	(764,881)	(980,117)
Segment profit before income tax	1,043,374	31,937,678	31,020,663	27,968,705
Expenditures for segment assets	1,277,106	39,092,238	23,677,682	27,680,862
Investments accounted for using the equity method	304,224		48,753,751	49,824,690	$ 9,312,308
Contract assets	146,635				4,488,500
Packaging segment [member]
Disclosure of operating segments [line items]
Operating revenue	5,825,163	178,308,222	126,225,119	125,282,829
Interest income	5,448	166,761	43,744	32,499
Interest expense	(119,164)	(3,647,601)	(1,969,562)	(1,727,127)
Depreciation and amortization	(963,475)	(29,491,977)	(19,105,457)	(18,706,891)
Share of the profit or loss of associates and joint ventures	(14,925)	(456,846)	568,291	1,513,394
Impairment loss	(21,368)	(654,081)	(218,214)	(974,095)
Segment profit before income tax	583,680	17,866,431	12,065,304	13,921,640
Expenditures for segment assets	744,436	22,787,190	17,769,612	17,561,135
Investments accounted for using the equity method	298,996		48,566,333	49,597,195	9,152,290
Contract assets	113,962				3,488,372
Testing segment [member]
Disclosure of operating segments [line items]
Operating revenue	1,172,924	35,903,202	26,157,277	27,031,750
Interest income	1,801	55,108	48,532	41,405
Interest expense	(3,311)	(101,338)	(11,920)	(5,980)
Depreciation and amortization	(312,336)	(9,560,610)	(6,476,743)	(6,566,936)
Share of the profit or loss of associates and joint ventures	(764)	(23,398)	(42,509)	(9,484)
Impairment loss			(72,798)	(4,136)
Segment profit before income tax	259,800	7,952,484	6,904,067	7,226,531
Expenditures for segment assets	424,404	12,991,023	4,507,097	8,247,003
Investments accounted for using the equity method	5,228		187,418	227,495	160,018
Contract assets	32,673				$ 1,000,128
EMS segment [member]
Disclosure of operating segments [line items]
Operating revenue	4,962,116	151,890,384	133,948,016	115,395,130
Interest income	11,576	354,343	269,640	130,659
Interest expense				(44,433)
Depreciation and amortization	(67,481)	(2,065,590)	(2,133,253)	(2,759,298)
Impairment loss				(1,886)
Segment profit before income tax	203,397	6,225,984	6,883,327	4,626,263
Expenditures for segment assets	82,645	2,529,771	850,235	906,042
All other segments [member]
Disclosure of operating segments [line items]
Operating revenue	163,039	4,990,613	4,110,796	7,174,398
Interest income	11,507	352,232	214,265	37,297
Interest expense	(8,140)	(249,180)	(62,714)	(451,790)
Depreciation and amortization	(51,315)	(1,570,726)	(1,489,731)	(1,437,312)
Impairment loss			(473,869)
Segment profit before income tax	(3,503)	(107,221)	5,167,965	2,194,271
Expenditures for segment assets	25,621	784,254	550,738	966,682
Adjustments and Eliminations [member]
Disclosure of operating segments [line items]
Interest income	(15,101)	(462,233)	(269,310)	(11,793)
Interest expense	15,101	462,233	269,310	11,793
Inter-segment revenues [member] | Packaging segment [member]
Disclosure of operating segments [line items]
Operating revenue	115,369	3,531,431	4,911,026	4,929,897
Inter-segment revenues [member] | Testing segment [member]
Disclosure of operating segments [line items]
Operating revenue	6,936	212,310	184,707	243,980
Inter-segment revenues [member] | EMS segment [member]
Disclosure of operating segments [line items]
Operating revenue	1,922,132	58,836,465	47,119,404	47,721,424
Inter-segment revenues [member] | All other segments [member]
Disclosure of operating segments [line items]
Operating revenue	249,495	7,637,053	8,383,640	9,186,359
Inter-segment revenues [member] | Adjustments and Eliminations [member]
Disclosure of operating segments [line items]
Operating revenue	(2,293,932)	(70,217,259)	(60,598,777)	(62,081,660)
Operating segment [member]
Disclosure of operating segments [line items]
Operating revenue	14,417,174	441,309,680	351,039,985	336,965,767
Operating segment [member] | Packaging segment [member]
Disclosure of operating segments [line items]
Operating revenue	5,940,532	181,839,653	131,136,145	130,212,726
Operating segment [member] | Testing segment [member]
Disclosure of operating segments [line items]
Operating revenue	1,179,860	36,115,512	26,341,984	27,275,730
Operating segment [member] | EMS segment [member]
Disclosure of operating segments [line items]
Operating revenue	6,884,248	210,726,849	181,067,420	163,116,554
Operating segment [member] | All other segments [member]
Disclosure of operating segments [line items]
Operating revenue	$ 412,534	$ 12,627,666	$ 12,494,436	$ 16,360,757